Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2020
Entity Registrant Name	dei_EntityRegistrantName	RBB FUND, INC.
Entity Central Index Key	dei_EntityCentralIndexKey	0000831114
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 15, 2021
Document Effective Date	dei_DocumentEffectiveDate	Mar. 15, 2021
Prospectus Date	rr_ProspectusDate	Dec. 31, 2020
Free Market U.S. Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE RBB FUND, INC.

MATSON MONEY, INC.

Free Market U.S. Equity Fund (the “Fund”)

Institutional Class (FMUEX)

Supplement dated March 15, 2021

to the Summary Prospectus, Prospectus and Statement of Additional Information, each dated December 31, 2020

Certain underlying investment companies in which the Fund invests have decreased their management fees and/or their expense cap limitation agreement. As a result, the Fund’s “acquired fund fees and expenses” will decrease during the current fiscal year.

Accordingly, the “Expenses and Fees” table and “Example” in the section entitled “SUMMARY SECTION – Free Market U.S. Equity Fund” of the Summary Prospectus and Prospectus are hereby deleted and replaced with the following:

Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Acquired Fund Fees and Expenses have been restated for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

Supplement Closing	rbb_SupplementClosingTextBlock	* * * * * Please retain this supplement for your reference.
Free Market U.S. Equity Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	460
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,025
Free Market International Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE RBB FUND, INC.

MATSON MONEY, INC.

Free Market International Equity Fund (the “Fund”)

Institutional Class (FMNEX)

Supplement dated March 15, 2021

to the Summary Prospectus, Prospectus and Statement of Additional Information, each dated December 31, 2020

Certain underlying investment companies in which the Fund invests have decreased their management fees and/or their expense cap limitation agreement. As a result, the Fund’s “acquired fund fees and expenses” will decrease during the current fiscal year.

Accordingly, the “Expenses and Fees” table and “Example” in the section entitled “SUMMARY SECTION – Free Market International Equity Fund” of the Summary Prospectus and Prospectus are hereby deleted and replaced with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Acquired Fund Fees and Expenses have been restated for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

Supplement Closing	rbb_SupplementClosingTextBlock	* * * * * Please retain this supplement for your reference
Free Market International Equity Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.09%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.38%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.96%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 98
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	306
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	531
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,178
Matson Money U.S. Equity VI Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE RBB FUND, INC.

Matson Money, Inc.

Matson Money U.S. Equity VI Portfolio (the “Portfolio”)

Institutional Class (FMVUX)

Supplement dated March 15, 2021

to the Summary Prospectus, Prospectus and Statement of Additional Information, each dated December 31, 2020

Certain underlying investment companies in which the Portfolio invests have decreased their management fees and/or their expense cap limitation agreement. As a result, the Portfolio’s “acquired fund fees and expenses” will decrease during the current fiscal year.

Accordingly, the “Expenses and Fees” table and “Example” in the section entitled “SUMMARY SECTION – Matson Money U.S. Equity VI Portfolio” of the Summary Prospectus and Prospectus are hereby deleted and replaced with the following:

Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. This table does not reflect the fees and expenses associated with any variable annuity contract or variable life insurance policy that uses the Portfolio as an investment option. Had those fees and expenses been included, overall fees and expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Acquired Fund Fees and Expenses have been restated for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are indirect fees and expenses that the Portfolio incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Portfolio Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Portfolio and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This Example does not reflect the fees and expenses associated with any variable annuity contract or variable life insurance policy that uses the Portfolio as an investment option. Had those fees and expenses been included, the costs shown below would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

Supplement Closing	rbb_SupplementClosingTextBlock	* * * * * Please retain this supplement for your reference.
Matson Money U.S. Equity VI Portfolio | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.27%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 105
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	328
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	569
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,259
Matson Money International Equity VI Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE RBB FUND, INC.

MATSON MONEY, INC.

Matson Money International Equity VI Portfolio (the “Portfolio”)

Institutional Class (FMVIX)

Supplement dated March 15, 2021

to the Summary Prospectus, Prospectus and Statement of Additional Information, each dated December 31, 2020

Certain underlying investment companies in which the Portfolio invests have decreased their management fees and/or their expense cap limitation agreement. As a result, the Portfolio’s “acquired fund fees and expenses” will decrease during the current fiscal year.

Accordingly, the “Expenses and Fees” table and “Example” in the section entitled “SUMMARY SECTION – Matson Money International Equity VI Portfolio” of the Summary Prospectus and Prospectus are hereby deleted and replaced with the following:

Expense [Heading]	rr_ExpenseHeading	Expenses and Fees
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. This table does not reflect the fees and expenses associated with any variable annuity contract or variable life insurance policy that uses the Portfolio as an investment option. Had those fees and expenses been included, overall fees and expenses would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Acquired Fund Fees and Expenses have been restated for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are indirect fees and expenses that the Portfolio incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Portfolio Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Portfolio and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. This Example does not reflect the fees and expenses associated with any variable annuity contract or variable life insurance policy that uses the Portfolio as an investment option. Had those fees and expenses been included, the costs shown below would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and that you sell your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

Supplement Closing	rbb_SupplementClosingTextBlock	* * * * * Please retain this supplement for your reference.
Matson Money International Equity VI Portfolio | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.22%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 124
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	387
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	670
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,477

[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses have been restated for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses have been restated for the current fiscal year.
[3]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Portfolio incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Portfolio Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Portfolio and does not include indirect expenses such as Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses have been restated for the current fiscal year.
[4]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Portfolio incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Portfolio Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Portfolio and does not include indirect expenses such as Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses have been restated for the current fiscal year.